The balances of significant transactions are set out in the following table: (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Assets	$ 188,207		$ 188,207		$ 190,010
Liabilities	115,760		115,760		130,134
Assets	11,636		11,636		10,751
Liabilities	2,521		2,521		4,246
Income (Expense)	5,731	$ 1,998	10,004	$ 6,184
Transactions with joint ventures, associates, government entities and pension plans [member]
IfrsStatementLineItems [Line Items]
Assets	11,636		11,636		10,751
Liabilities	2,521		2,521		4,246
Income (Expense)	5,731	1,998	10,004	6,184
Current Assets or Current Liabilities [member]
IfrsStatementLineItems [Line Items]
Assets	2,699		2,699		2,663
Liabilities	415		415		1,225
Non Current Assets or Non Current Liabilities [member]
IfrsStatementLineItems [Line Items]
Assets	8,937		8,937		8,088
Liabilities	2,106		2,106		3,021
Pension plans [member]
IfrsStatementLineItems [Line Items]
Assets	93		93		52
Liabilities	31		31		65
Revenues mainly sales revenues [MEMBER]
IfrsStatementLineItems [Line Items]
Income (Expense)	5,870	2,888	10,604	7,863
Government bonds [member]
IfrsStatementLineItems [Line Items]
Assets	1,485		1,485		1,632
Income (Expense)	13	10	20	23
Banks controlled by the brazilian government [member]
IfrsStatementLineItems [Line Items]
Assets	8,604		8,604		7,676
Liabilities	2,280		2,280		3,707
Income (Expense)	(30)	(223)	(93)	(315)
Receivable from the Electricity Sector [member]
IfrsStatementLineItems [Line Items]
Assets	229		229		205
Income (Expense)	97	10	112	23
Petroleum and Alcohol Account Receivable from the Brazilian Government [member]
IfrsStatementLineItems [Line Items]
Assets	525		525		482
Income (Expense)	11	1	22	3
Brazilian Federal Government Dividends [Member]
IfrsStatementLineItems [Line Items]
Assets	2		2		2
Income (Expense)	(4)	(1)	(4)	(3)
Empresa Brasileira de Administrao de Petrleo e Gs Natural Pr Sal Petrleo S.A. [member]
IfrsStatementLineItems [Line Items]
Liabilities	28		28
Income (Expense)	(36)	(5)	(67)	(45)
Other GovernmentEntities[member]
IfrsStatementLineItems [Line Items]
Assets	16		16		38
Liabilities	51		51		47
Income (Expense)	(43)	(10)	(33)	(10)
Other associates and joint ventures [member]
IfrsStatementLineItems [Line Items]
Assets	111		111		152
Liabilities	15		15		120
Income (Expense)	77	(84)	119	9
Joint Venture and Associates Sub Total [member]
IfrsStatementLineItems [Line Items]
Assets	682		682		664
Liabilities	131		131		427
Income (Expense)	5,723	2,216	10,047	6,508
Petrobras Distribuidora [member]
IfrsStatementLineItems [Line Items]
Assets	277		277		196
Liabilities	64		64		39
Income (Expense)	4,298	1,928	7,608	5,109
Natural Gas Transportation Companies [Member]
IfrsStatementLineItems [Line Items]
Assets					74
Liabilities					191
Income (Expense)	(59)	(451)	(304)	(972)
State controlled gas distributors joint ventures [member]
IfrsStatementLineItems [Line Items]
Assets	283		283		225
Liabilities	46		46		68
Income (Expense)	585	378	1,034	938
Petrochemical companies [member]
IfrsStatementLineItems [Line Items]
Assets	11		11		17
Liabilities	6		6		9
Income (Expense)	822	445	1,590	1,424
Government Entities Sub Total [member]
IfrsStatementLineItems [Line Items]
Assets	10,861		10,861		10,035
Liabilities	2,359		2,359		$ 3,754
Income (Expense)	8	(218)	(43)	(324)
Purchases and services [member]
IfrsStatementLineItems [Line Items]
Income (Expense)	(106)	(682)	(486)	(1,397)
Two thousand twenty one [member]
IfrsStatementLineItems [Line Items]
Income (Expense)	(104)		(147)
Foreign Exchange and Inflation Indexation Charges Net [member]
IfrsStatementLineItems [Line Items]
Income (Expense)	(5)	(193)	(45)	(252)
Finance Income Expenses Net [Member]
IfrsStatementLineItems [Line Items]
Income (Expense)	$ 76	$ (15)	$ 78	$ (30)